Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment, Net (Details)	Dec. 31, 2024
Office equipment and computers [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives of property and equipment, net	5 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives of property and equipment, net	8 years
Building [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives of property and equipment, net	20 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives of property and equipment, net, description	Shorter of the lease term or the estimated useful life of the assets